Schedule of Investments (unaudited) July 31, 2022	BlackRock Defensive Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.1%
Aristocrat Leisure Ltd.	5,797	$144,624
Aurizon Holdings Ltd.	17,363	49,142
BHP Group Ltd., Class DI	3,864	105,740
Harvey Norman Holdings Ltd.	1,738	5,072
JB Hi-Fi Ltd.	26	770
Telstra Corp. Ltd.	52,862	144,472
Wesfarmers Ltd.	124	4,063
Westpac Banking Corp.	8,824	133,623

		587,506

Austria — 0.1%
Telekom Austria AG	1,310	8,100

Belgium — 2.8%
Anheuser-Busch InBev SA	2,625	140,616
UCB SA	1,682	131,429

		272,045

China — 1.3%
BOC Hong Kong Holdings Ltd.	35,000	126,606

Denmark — 5.7%
AP Moller - Maersk A/S, Class B	17	46,416
Carlsberg A/S, Class B	100	12,934
Genmab A/S(a)	407	144,819
H Lundbeck A/S	4,074	20,136
Novo Nordisk A/S, Class B	1,265	147,339
Novozymes A/S, B Shares	2,411	154,015
Tryg A/S	1,311	29,893

		555,552

Finland — 1.2%
Elisa OYJ	1,416	78,312
Kone OYJ, Class B	614	28,061
Nokia OYJ	2,740	14,271

		120,644

France — 5.3%
Air Liquide SA	628	86,339
Engie SA	503	6,223
Hermes International	87	119,359
Ipsen SA	51	5,159
La Francaise des Jeux SAEM(b)	15	536
Legrand SA	1,430	117,072
L’Oreal SA	342	129,296
Orange SA	4,194	42,856
Sanofi	12	1,193
Teleperformance	11	3,678

		511,711

Germany — 5.8%
Bayer AG, Registered Shares	401	23,391
Deutsche Boerse AG	187	32,644
Hannover Rueck SE	926	131,350
Mercedes-Benz Group AG, Registered Shares	517	30,490
Nemetschek SE	227	15,197
SAP SE	1,556	145,132
Scout24 SE(b)	2,572	147,037
Talanx AG(a)	951	34,717

		559,958

Hong Kong — 7.0%
CK Infrastructure Holdings Ltd.	7,500	47,031

Security	Shares	Value

Hong Kong (continued)
CLP Holdings Ltd.	14,000	$118,714
HK Electric Investments & HK Electric Investments Ltd., Class SS	26,500	23,968
HKT Trust & HKT Ltd., Class SS	48,000	67,254
Hong Kong & China Gas Co. Ltd.	13,950	14,733
Hutchison Telecommunications Hong Kong Holdings Ltd.	26,000	4,700
Jardine Matheson Holdings Ltd.	1,100	58,097
Kerry Properties Ltd.	11,000	26,457
Link REIT	8,300	69,507
MTR Corp. Ltd.	25,500	135,035
PCCW Ltd.	67,000	35,859
Power Assets Holdings Ltd.	9,000	58,930
SITC International Holdings Co. Ltd.	1,000	3,405
Swire Properties Ltd.	5,200	12,390

		676,080

Ireland — 0.2%
Experian PLC	694	24,298

Israel — 0.9%
Bezeq The Israeli Telecommunication Corp. Ltd.	48,570	83,159
Gav-Yam Lands Corp. Ltd.	278	2,676

		85,835

Italy — 3.0%
Davide Campari-Milano NV	137	1,521
Eni SpA	3,766	45,270
Italgas SpA	17,820	101,944
Snam SpA	28,636	143,682
Terna - Rete Elettrica Nazionale	244	1,868

		294,285

Japan — 25.3%
Alfresa Holdings Corp.	3,600	48,045
Amada Co. Ltd.	12,700	102,511
Astellas Pharma, Inc.	8,900	139,386
Benesse Holdings, Inc.	1,900	34,242
Daiwa House Industry Co. Ltd.	1,000	24,708
Fuji Media Holdings, Inc.	4,100	35,688
ITOCHU Corp.	5,100	148,459
Itoham Yonekyu Holdings, Inc.	1,000	5,012
Japan Post Bank Co. Ltd.	17,700	141,594
Japan Tobacco, Inc.	8,100	145,440
Kamigumi Co. Ltd.	2,600	52,869
KDDI Corp.	4,500	144,280
Kyocera Corp.	600	33,353
Kyushu Electric Power Co., Inc.	18,200	118,965
Lawson, Inc.	3,700	131,207
Lion Corp.	1,200	13,816
Mitsubishi HC Capital, Inc.	5,800	28,106
Mitsui Fudosan Co. Ltd.	4,600	102,807
Murata Manufacturing Co. Ltd.	300	17,523
Nichirei Corp.	1,100	19,628
Nippon Telegraph & Telephone Corp.	4,800	137,114
Nitto Denko Corp.	900	57,956
Obic Co. Ltd.	500	79,935
Otsuka Holdings Co. Ltd.	1,400	50,012
PALTAC Corp.	100	3,135
Pola Orbis Holdings, Inc.	2,600	31,870
Sankyu, Inc.	900	29,845
Santen Pharmaceutical Co. Ltd.	13,800	111,782
Sawai Group Holdings Co. Ltd.	800	25,952
Sega Sammy Holdings, Inc.	900	15,456

1

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Defensive Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Seino Holdings Co. Ltd.	400	$3,318
SoftBank Corp.	7,500	86,717
Sundrug Co. Ltd.	1,800	42,223
Suntory Beverage & Food Ltd.	1,800	71,023
Takeda Pharmaceutical Co. Ltd.	4,900	143,767
TBS Holdings, Inc.	800	10,245
Tokio Marine Holdings, Inc.	300	17,562
Trend Micro, Inc.	400	23,246
Tsuruha Holdings, Inc.	500	28,487
USS Co. Ltd.	100	1,962

		2,459,246

Netherlands — 4.2%
Heineken NV	1,119	110,319
Koninklijke Ahold Delhaize NV	5,419	149,232
Wolters Kluwer NV	1,376	149,437

		408,988

New Zealand — 0.8%
Contact Energy Ltd.	9,369	45,198
Infratil Ltd.	2,049	10,819
Spark New Zealand Ltd.	5,530	17,782

		73,799

Norway — 2.4%
Aker BP ASA	1,592	55,316
DNB Bank ASA	7,635	150,606
Leroy Seafood Group ASA	1,761	13,834
Telenor ASA	901	10,942

		230,698

Singapore — 4.1%
Jardine Cycle & Carriage Ltd.	2,300	46,683
Mapletree Commercial Trust	9,300	12,811
Singapore Technologies Engineering Ltd.	40,300	117,505
Singapore Telecommunications Ltd.	72,300	136,725
United Overseas Bank Ltd.	4,100	81,800

		395,524

Spain — 0.0%
Acciona SA	5	1,029

Sweden — 0.6%
Industrivarden AB, C Shares	22	568
Tele2 AB, B Shares	3,216	36,738
Telefonaktiebolaget LM Ericsson, B Shares	2,406	18,301

		55,607

Switzerland — 12.8%
Belimo Holding AG	3	1,232
Chocoladefabriken Lindt & Spruengli AG	13	143,763
DKSH Holding AG	1,158	95,186
EMS-Chemie Holding AG, Registered Shares	89	70,673
Flughafen Zurich AG(a)	142	23,614
Geberit AG, Registered Shares	86	45,294
Givaudan SA, Registered Shares	44	153,804
Kuehne & Nagel International AG, Registered Shares	30	8,080
Nestle SA, Registered Shares	1,184	145,072
Novartis AG, Registered Shares	1,683	144,620

Security	Shares	Value

Switzerland (continued)
Roche Holding AG	779	$285,415
Swiss Life Holding AG, Registered Shares	53	28,076
Temenos AG, Registered Shares	1,236	98,104

		1,242,933

United Kingdom — 8.0%
AstraZeneca PLC	1,082	142,328
British American Tobacco PLC	1,668	65,358
Diageo PLC	122	5,779
Greggs PLC	306	7,629
GSK PLC	542	11,388
Haleon PLC(a)	678	2,409
Imperial Brands PLC	464	10,188
J Sainsbury PLC	38,551	103,994
Kingfisher PLC	15,809	50,018
National Grid PLC	9,752	134,281
RELX PLC	1,025	30,350
Segro PLC	218	2,916
SSE PLC	316	6,825
Unilever PLC	3,303	160,922
United Utilities Group PLC	3,026	40,205

		774,590

Total Common Stocks — 97.6% (Cost: $9,432,105)		9,465,034

Preferred Securities

Preferred Stocks — 0.7%

Germany — 0.7%
Volkswagen AG, Preference Shares	494	69,846

Total Preferred Securities — 0.7% (Cost: $68,353)		69,846

Total Long-Term Investments — 98.3% (Cost: $9,500,458)		9,534,880

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%(c)(d)	149,775	149,775

Total Short-Term Securities — 1.5% (Cost: $149,775)		149,775

Total Investments — 99.8% (Cost: $9,650,233)		9,684,655

Other Assets Less Liabilities — 0.2%		20,365

Net Assets — 100.0%		$9,705,020

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Defensive Advantage International Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$237,353	$—	$(87,578	)(a)	$—	$—	$149,775	149,775	$451	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	1	09/16/22	$98	$3,702

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$587,506	$—	$587,506
Austria	8,100	—	—	8,100
Belgium	—	272,045	—	272,045
China	—	126,606	—	126,606
Denmark	20,136	535,416	—	555,552
Finland	—	120,644	—	120,644
France	—	511,711	—	511,711

3

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Defensive Advantage International Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Germany	$—	$559,958	$—	$559,958
Hong Kong	23,968	652,112	—	676,080
Ireland	—	24,298	—	24,298
Israel	—	85,835	—	85,835
Italy	—	294,285	—	294,285
Japan	3,135	2,456,111	—	2,459,246
Netherlands	—	408,988	—	408,988
New Zealand	—	73,799	—	73,799
Norway	—	230,698	—	230,698
Singapore	—	395,524	—	395,524
Spain	—	1,029	—	1,029
Sweden	—	55,607	—	55,607
Switzerland	—	1,242,933	—	1,242,933
United Kingdom	2,409	772,181	—	774,590
Preferred Securities
Preferred Stocks	—	69,846	—	69,846
Short-Term Securities
Money Market Funds	149,775	—	—	149,775

	$207,523	$9,477,132	$—	$9,684,655

Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,702	$—	$—	$3,702

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S C H E D U L E O F I N V E S T M E N T S	4